Loans, Impaired Loans and Allowance for Credit Losses (Tables)	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Disclosure of loans at amortized cost
(a)	Loans at amortized cost

	2025			2024
As at October 31 ($ millions)	Gross loans	Allowance for credit losses	Net carrying amount	Gross loans	Allowance for credit losses	Net carrying amount
Residential mortgages	$370,191	$1,460	$368,731	$350,941	$1,208	$349,733
Personal loans	110,567	2,432	108,135	106,379	2,319	104,060
Credit cards	18,045	1,355	16,690	17,374	1,160	16,214
Business and government	279,705	2,216	277,489	292,671	1,849	290,822
Total	$778,508	$7,463	$771,045	$767,365	$6,536	$760,829

Schedule of Loans and Acceptances Outstanding by Geography
(b)	Loans and acceptances outstanding by geography (1)

As at October 31 ($ millions)	2025	2024
Canada:
Residential mortgages	$312,131	$297,677
Personal loans	82,764	82,892
Credit cards	9,018	8,982
Business and government	128,086	133,810
	531,999	523,361
United States:
Personal loans	5,965	4,009
Business and government	56,171	55,237
	62,136	59,246
Mexico:
Residential mortgages	18,980	16,749
Personal loans	3,436	2,615
Credit cards	1,048	832
Business and government	22,232	23,994
	45,696	44,190
Chile:
Residential mortgages	21,739	20,410
Personal loans	5,125	4,868
Credit cards	4,076	3,551
Business and government	20,171	20,330
	51,111	49,159
Peru:
Residential mortgages	4,625	4,113
Personal loans	5,801	5,623
Credit cards	492	757
Business and government	11,125	10,545
	22,043	21,038
Colombia:
Residential mortgages	2,384	2,196
Personal loans	2,885	2,186
Credit cards	1,540	1,446
Business and government	6,481	5,518
	13,290	11,346
Other International:
Residential mortgages	10,332	9,796
Personal loans	4,591	4,186
Credit cards	1,871	1,806
Business and government	35,439	43,237
	52,233	59,025
Total loans	778,508	767,365
Acceptances (2)	177	148
Total loans and acceptances (3)	778,685	767,513
Allowance for credit losses	(7,463)	(6,537)
Total loans and acceptances net of allowance for credit losses	$771,222	$760,976

(1)	Geographic segmentation is based on the location of the property for residential mortgages; otherwise, the residence of the borrower.
(2)	98.8% of acceptances reside outside Canada (October 31, 2024 – 96.5%).
(3)
Loans and acceptances denominated in U.S. dollars were $119,788 (2024 – $137,804), in Chilean pesos $10,885 (2024 – $39,425), Mexican pesos $12,754 (2024 – $31,522), and in other foreign currencies $24,665 (2024 – $54,549).

Schedule of Loans Maturities
(c)	Loan maturities

As at October 31, 2025	Remaining term to maturity						Rate sensitivity
($ millions)	Within one year	One to five years	Five to ten years	Over ten years	No specific maturity	Total	Floating	Fixed rate	Non-rate sensitive	Total
Residential mortgages	$92,485	$228,818	$18,398	$25,699	$4,791	$370,191	$111,631	$253,782	$4,778	$370,191
Personal loans	21,114	37,982	5,341	1,269	44,861	110,567	50,887	58,258	1,422	110,567
Credit cards	–	–	–	–	18,045	18,045	–	18,045	–	18,045
Business and government	141,324	121,364	9,003	644	7,370	279,705	205,000	71,634	3,071	279,705
Total	$254,923	$388,164	$32,742	$27,612	$75,067	$778,508	$367,518	$401,719	$9,271	$778,508
Allowance for credit losses	–	–	–	–	(7,463)	(7,463)	–	–	(7,463)	(7,463)
Total loans net of allowance for credit losses	$254,923	$388,164	$32,742	$27,612	$67,604	$771,045	$367,518	$401,719	$1,808	$771,045

As at October 31, 2024	Remaining term to maturity						Rate sensitivity
($ millions)	Within one year	One to five years	Five to ten years	Over ten years	No specific maturity	Total	Floating	Fixed rate	Non-rate sensitive	Total
Residential mortgages	$72,883	$233,469	$15,456	$25,264	$3,869	$350,941	$93,626	$253,954	$3,361	$350,941
Personal loans	18,753	37,707	5,411	1,171	43,337	106,379	47,790	57,219	1,370	106,379
Credit cards	–	–	–	–	17,374	17,374	–	17,374	–	17,374
Business and government	142,536	135,474	7,340	405	6,916	292,671	216,334	73,596	2,741	292,671
Total	$234,172	$406,650	$28,207	$26,840	$71,496	$767,365	$357,750	$402,143	$7,472	$767,365
Allowance for credit losses	–	–	–	–	(6,536)	(6,536)	–	–	(6,536)	(6,536)
Total loans net of allowance for credit losses	$234,172	$406,650	$28,207	$26,840	$64,960	$760,829	$357,750	$402,143	$936	$760,829

Schedule of Impaired Loans
(d)	Impaired loans (1)

	2025			2024
As at October 31 ($ millions)	Gross impaired loans (1)	Allowance for credit losses	Net	Gross impaired loans (1)	Allowance for credit losses	Net
Residential mortgages	$2,903	$840	$2,063	$2,372	$645	$1,727
Personal loans	1,071	604	467	1,117	621	496
Credit cards	–	–	–	–	–	–
Business and government	3,270	897	2,373	3,250	788	2,462
Total	$7,244	$2,341	$4,903	$6,739	$2,054	$4,685
By geography:
Canada	$2,416	$683	$1,733	$2,158	$569	$1,589
United States	–	–	–	109	22	87
Mexico	1,494	535	959	1,343	424	919
Peru	823	400	423	715	385	330
Chile	1,420	332	1,088	1,249	281	968
Colombia	364	132	232	322	109	213
Other International	727	259	468	843	264	579
Total	$7,244	$2,341	$4,903	$6,739	$2,054	$4,685

(1)	Interest income recognized on impaired loans during the year ended October 31, 2025 was $95 (2024 – $84).

Summary of Key Macroeconomic Variables Used for Allowance for Credit Losses Calculations
The following tables show certain key macroeconomic variables used to calculate the modelled estimate for the allowance for credit losses. Further changes in these variables up to the date of the financial statements are incorporated through expert credit judgment. For the base case, optimistic and pessimistic scenarios, the projections are provided for the next 12 months and for the remaining forecast period, which represents a medium-term view.

	Base Case Scenario		Alternative Scenario – Optimistic		Alternative Scenario – Pessimistic		Alternative Scenario – Very Pessimistic
October 31, 2025	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period

Canada
Real GDP growth, y/y % change	1.2	2.2	2.4	3.1	-1.1	2.7	-4.4	3.4
Consumer price index, y/y %	1.9	2.2	2.1	2.7	1.4	2.0	5.0	2.4
Unemployment rate, average %	7.0	5.8	6.6	4.7	8.2	6.4	11.2	7.0
Bank of Canada overnight rate target, average %	2.3	2.8	2.8	3.7	2.1	2.4	3.1	3.3
HPI – Housing Price Index, y/y % change	1.9	6.2	2.6	7.7	-2.0	6.7	-5.1	6.2
USD/CAD exchange rate, average	1.32	1.30	1.31	1.29	1.37	1.29	1.45	1.30

U.S.
Real GDP growth, y/y % change	1.4	2.3	1.9	3.2	-1.0	3.0	-3.7	3.5
Consumer price index, y/y %	2.6	2.5	2.7	2.8	2.7	2.4	6.0	2.7
Target federal funds rate, upper limit, average %	3.3	3.0	3.5	3.5	3.2	2.7	3.9	3.6
Unemployment rate, average %	4.5	4.3	4.4	4.0	5.8	4.8	8.1	5.2

Mexico
Real GDP growth, y/y % change	-0.2	2.2	0.6	2.9	-2.4	2.6	-5.5	3.3
Unemployment rate, average %	3.3	3.7	3.2	3.1	3.9	3.8	6.1	4.6

Chile
Real GDP growth, y/y % change	2.4	2.0	3.5	2.8	0.3	2.6	-3.7	3.5
Unemployment rate, average %	7.9	6.7	7.7	6.4	9.0	6.9	11.2	7.3

Peru
Real GDP growth, y/y % change	2.9	3.1	4.1	4.0	0.6	3.6	-1.0	4.1
Unemployment rate, average %	5.7	6.1	5.3	5.2	6.7	6.5	10.5	7.6

Colombia
Real GDP growth, y/y % change	2.9	2.5	4.0	3.4	0.7	3.0	-1.0	3.5
Unemployment rate, average %	10.3	9.9	10.0	9.1	12.0	10.5	18.9	12.5

Caribbean
Real GDP growth, y/y % change	3.7	4.0	4.4	4.7	1.6	4.4	-0.6	4.9

Global
WTI oil price, average USD/bbl	60	66	64	78	53	61	45	56
Copper price, average USD/lb	4.19	4.68	4.29	5.03	3.92	4.60	3.61	4.47
Global GDP, y/y % change	2.2	2.7	3.0	3.5	0.3	3.2	-2.2	3.7

	Base Case Scenario		Alternative Scenario – Optimistic		Alternative Scenario – Pessimistic		Alternative Scenario – Very Pessimistic
October 31, 2024	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period

Canada
Real GDP growth, y/y % change	1.8	2.2	2.8	3.1	-1.6	2.9	-4.4	3.4
Consumer price index, y/y %	2.2	2.0	2.4	2.5	1.6	1.7	5.8	2.2
Unemployment rate, average %	6.7	6.0	6.3	5.0	8.4	6.9	11.1	7.3
Bank of Canada overnight rate target, average %	3.3	2.6	3.5	3.6	2.9	2.0	4.0	3.2
HPI – Housing Price Index, y/y % change	1.6	4.2	2.4	5.5	-3.7	4.8	-5.8	4.1
USD/CAD exchange rate, average	1.34	1.30	1.33	1.28	1.43	1.28	1.49	1.30

U.S.
Real GDP growth, y/y % change	1.6	2.2	2.3	3.1	-1.6	3.0	-4.0	3.4
Consumer price index, y/y %	2.4	2.3	2.6	2.7	1.3	2.0	6.2	2.5
Target federal funds rate, upper limit, average %	4.1	2.9	4.1	3.4	3.6	1.8	4.8	3.4
Unemployment rate, average %	4.3	4.3	4.2	3.9	6.0	4.9	8.1	5.2

Mexico
Real GDP growth, y/y % change	1.3	2.1	2.6	2.9	-0.8	2.6	-2.9	3.2
Unemployment rate, average %	3.3	3.9	3.0	3.1	4.1	4.0	6.3	4.9

Chile
Real GDP growth, y/y % change	3.0	2.2	4.6	3.2	0.1	3.0	-3.6	3.8
Unemployment rate, average %	7.9	6.7	7.6	6.0	9.5	7.0	11.5	7.4

Peru
Real GDP growth, y/y % change	2.6	3.4	3.6	4.5	1.5	3.7	-0.5	4.3
Unemployment rate, average %	6.7	6.2	6.2	5.2	8.1	6.5	11.8	8.0

Colombia
Real GDP growth, y/y % change	2.6	2.7	3.7	3.8	1.4	3.1	-0.5	3.6
Unemployment rate, average %	11.1	10.1	10.7	9.1	13.5	10.6	19.8	13.0

Caribbean
Real GDP growth, y/y % change	3.6	3.8	4.2	4.5	2.5	4.2	0.6	4.7

Global
WTI oil price, average USD/bbl	73	69	78	83	60	60	53	58
Copper price, average USD/lb	4.99	5.29	5.16	5.86	4.50	5.13	4.32	5.02
Global GDP, y/y % change	3.4	2.4	4.3	3.3	0.6	3.1	-1.5	3.5

Schedule of Allowance for Credit Losses
(iv)	Allowance for credit losses

($ millions)	Balance as at November 1, 2024	Provision for credit losses (1)	Net write-offs	Other, including foreign currency adjustment	Balance as at October 31, 2025
Residential mortgages	$1,208	$304	$(110)	$58	$1,460
Personal loans	2,319	1,951	(1,814)	(24)	2,432
Credit cards	1,160	1,399	(1,242)	38	1,355
Business and government	2,036	1,072	(642)	(74)	2,392
	$6,723	$4,726	$(3,808)	$(2)	$7,639
Presented as:
Allowance for credit losses on loans	$6,536				$7,463
Allowance for credit losses on acceptances (2)	1				1
Allowance for credit losses on off-balance sheet exposures (3)	186				175

(1)	Excludes amounts associated with other assets of $(12). The provision for credit losses, net of these amounts, is $4,714.
(2)	Allowance for credit losses on acceptances is recorded against the financial asset in the Consolidated Statement of Financial Position.
(3)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.

($ millions)	Balance as at November 1, 2023	Provision for credit losses (1)	Net write-offs	Other, including foreign currency adjustment	Balance as at October 31, 2024
Residential mortgages	$1,084	$257	$(76)	$(57)	$1,208
Personal loans	2,414	1,893	(1,857)	(131)	2,319
Credit cards	1,237	1,122	(1,166)	(33)	1,160
Business and government	1,876	790	(424)	(206)	2,036
	$6,611	$4,062	$(3,523)	$(427)	$6,723
Presented as:
Allowance for credit losses on loans	$6,372				$6,536
Allowance for credit losses on acceptances (2)	90				1
Allowance for credit losses on off-balance sheet exposures (3)	149				186

(1)	Excludes amounts associated with other assets and reversal of impairment losses of $(11). The provision for credit losses, net of these amounts, is $4,051.
(2)	Allowance for credit losses on acceptances is recorded against the financial asset in the Consolidated Statement of Financial Position.
(3)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.
Allowance for credit losses on loans

As at October 31, 2025 ($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$196	$424	$840	$1,460
Personal loans	613	1,215	604	2,432
Credit cards	338	1,017	–	1,355
Business and government	713	606	897	2,216
Total (1)	$1,860	$3,262	$2,341	$7,463

(1)
Excludes allowance for credit losses for other financial assets including acceptances, investment securities, deposits with banks, off-balance
sheet credit risks and reverse repos which amounted to $191.

As at October 31, 2024 ($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$165	$398	$645	$1,208
Personal loans	544	1,154	621	2,319
Credit cards	288	872	–	1,160
Business and government	586	475	788	1,849
Total (1)	$1,583	$2,899	$2,054	$6,536

(1)
Excludes allowance for credit losses for other financial assets including acceptances, investment securities, deposits with banks, off-balance
sheet credit risks and reverse repos which amounted to $200.

The following table presents the changes to the allowance for credit losses on loans.

	As at October 31, 2025				As at October 31, 2024
($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Residential mortgages
Balance at beginning of the year	$165	$398	$645	$1,208	$265	$321	$498	$1,084
Provision for credit losses
Remeasurement (1)	(235)	117	423	305	(271)	164	373	266
Newly originated or purchased financial assets	47	–	–	47	41	–	–	41
Derecognition of financial assets and maturities	(8)	(33)	–	(41)	(9)	(22)	–	(31)
Changes in models and methodologies (7)	(2)	(14)	9	(7)	(22)	3	–	(19)
Transfer to (from):
Stage 1	268	(216)	(52)	–	215	(165)	(50)	–
Stage 2	(44)	258	(214)	–	(40)	197	(157)	–
Stage 3	–	(101)	101	–	–	(84)	84	–
Gross write-offs	–	–	(135)	(135)	–	–	(100)	(100)
Recoveries	–	–	25	25	–	–	24	24
Foreign exchange and other movements (6)	5	15	38	58	(14)	(16)	(27)	(57)
Balance at end of year (2)	$196	$424	$840	$1,460	$165	$398	$645	$1,208
Personal loans
Balance at beginning of the year	$544	$1,154	$621	$2,319	$647	$1,103	$664	$2,414
Provision for credit losses
Remeasurement (1)	(620)	997	1,445	1,822	(686)	976	1,497	1,787
Newly originated or purchased financial assets	390	–	–	390	365	–	–	365
Derecognition of financial assets and maturities	(92)	(144)	–	(236)	(97)	(190)	–	(287)
Changes in models and methodologies (7)	3	(33)	5	(25)	(68)	96	–	28
Transfer to (from):
Stage 1	620	(604)	(16)	–	658	(642)	(16)	–
Stage 2	(207)	326	(119)	–	(231)	344	(113)	–
Stage 3	(8)	(473)	481	–	(13)	(504)	517	–
Gross write-offs	–	–	(2,127)	(2,127)	–	–	(2,145)	(2,145)
Recoveries	–	–	313	313	–	–	288	288
Foreign exchange and other movements (6)	(17)	(8)	1	(24)	(31)	(29)	(71)	(131)
Balance at end of year (2)	$613	$1,215	$604	$2,432	$544	$1,154	$621	$2,319
Credit cards
Balance at beginning of the year	$288	$872	$–	$1,160	$414	$823	$–	$1,237
Provision for credit losses
Remeasurement (1)	(319)	820	853	1,354	(361)	643	835	1,117
Newly originated or purchased financial assets	139	–	–	139	136	–	–	136
Derecognition of financial assets and maturities	(43)	(41)	–	(84)	(53)	(61)	–	(114)
Changes in models and methodologies (7)	–	(10)	–	(10)	(38)	21	–	(17)
Transfer to (from):
Stage 1	390	(390)	–	–	335	(335)	–	–
Stage 2	(128)	128	–	–	(135)	135	–	–
Stage 3	–	(380)	380	–	–	(330)	330	–
Gross write-offs	–	–	(1,466)	(1,466)	–	–	(1,356)	(1,356)
Recoveries	–	–	224	224	–	–	190	190
Foreign exchange and other movements (6)	11	18	9	38	(10)	(24)	1	(33)
Balance at end of year (2)	$338	$1,017	$–	$1,355	$288	$872	$–	$1,160
Total retail loans
Balance at beginning of the year	$997	$2,424	$1,266	$4,687	$1,326	$2,247	$1,162	$4,735
Provision for credit losses
Remeasurement (1)	(1,174)	1,934	2,721	3,481	(1,318)	1,783	2,705	3,170
Newly originated or purchased financial assets	576	–	–	576	542	–	–	542
Derecognition of financial assets and maturities	(143)	(218)	–	(361)	(159)	(273)	–	(432)
Changes in models and methodologies (7)	1	(57)	14	(42)	(128)	120	–	(8)
Transfer to (from):	–	–	–	–	–	–	–	–
Stage 1	1,278	(1,210)	(68)	–	1,208	(1,142)	(66)	–
Stage 2	(379)	712	(333)	–	(406)	676	(270)	–
Stage 3	(8)	(954)	962	–	(13)	(918)	931	–
Gross write-offs	–	–	(3,728)	(3,728)	–	–	(3,601)	(3,601)
Recoveries	–	–	562	562	–	–	502	502
Foreign exchange and other movements (6)	(1)	25	48	72	(55)	(69)	(97)	(221)
Balance at end of year (2)	$1,147	$2,656	$1,444	$5,247	$997	$2,424	$1,266	$4,687
Business and government
Balance at beginning of the year	$739	$508	$788	$2,035	$635	$403	$748	$1,786
Provision for credit losses
Remeasurement (1)	(66)	335	853	1,122	(210)	288	622	700
Newly originated or purchased financial assets	1,311	–	–	1,311	936	–	–	936
Derecognition of financial assets and maturities	(1,170)	(145)	(47)	(1,362)	(860)	(126)	(9)	(995)
Changes in models and methodologies (7)	–	–	–	–	200	37	–	237
Transfer to (from):
Stage 1	120	(120)	–	–	154	(154)	–	–
Stage 2	(89)	94	(5)	–	(110)	114	(4)	–
Stage 3	(3)	(33)	36	–	–	(21)	21	–
Gross write-offs	–	–	(700)	(700)	–	–	(484)	(484)
Recoveries	–	–	58	58	–	–	60	60
Foreign exchange and other movements	12	1	(86)	(73)	(6)	(33)	(166)	(205)
Balance at end of period including off-balance sheet exposures (2)	$854	$640	$897	$2,391	$739	$508	$788	$2,035
Less: Allowance for credits losses on off-balance sheet exposures (2)(3)	(141)	(34)	–	(175)	(153)	(33)	–	(186)
Balance at end of year (2)	$713	$606	$897	$2,216	$586	$475	$788	$1,849

(1)
Includes credit risk changes as a result of significant increases in credit risk, changes in credit risk that did not result in a transfer between stages, changes in model inputs and assumptions and changes due to drawdowns of undrawn commitments.

(2)	Interest income on impaired loans for residential mortgages, personal loans, credit cards, and business and government loans totaled $439 (2024 – $443).
(3)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.
(4)	Allowance for credit losses on acceptances are recorded against the financial asset in the Consolidated Statement of Financial Position.
(5)
During the year ended October 31, 2025, the contractual terms of certain financial assets were modified where the modification did not result in derecognition. The carrying value of such loans that were modified in Stage 2 and Stage 3 was $2,833 (2024 – $3,504) and $899 (2024 – $
726)
respectively, before the modification.

(6)	Divestitures are included in the foreign exchange and other movements.
(7)	Comprises changes due to enhanced IFRS 9 models, including changes to reflect previously established expert credit judgment overlays that are now incorporated in the model.

Summary of Carrying Value of Exposures by Risk Rating
(f)	Carrying value of exposures by risk rating

Residential mortgages	As at October 31, 2025				As at October 31, 2024
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Very low	$219,905	$3,983	$–	$223,888	$211,165	$3,262	$–	$214,427
Low	83,755	4,820	–	88,575	78,344	3,625	–	81,969
Medium	15,870	8,618	–	24,488	19,205	2,072	–	21,277
High	3,002	6,007	–	9,009	2,561	5,280	–	7,841
Very high	48	3,170	–	3,218	13	2,814	–	2,827
Loans not graded (2)	16,937	1,173	–	18,110	18,614	1,614	–	20,228
Default	–	–	2,903	2,903	–	–	2,372	2,372
Total	339,517	27,771	2,903	370,191	329,902	18,667	2,372	350,941
Allowance for credit losses	196	424	840	1,460	165	398	645	1,208
Carrying value	$339,321	$27,347	$2,063	$368,731	$329,737	$18,269	$1,727	$349,733

(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Personal loans	As at October 31, 2025				As at October 31, 2024
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Very low	$31,009	$202	$–	$31,211	$30,865	$–	$–	$30,865
Low	21,075	751	–	21,826	20,686	12	–	20,698
Medium	12,886	78	–	12,964	13,053	38	–	13,091
High	10,331	5,659	–	15,990	10,535	4,843	–	15,378
Very high	35	2,651	–	2,686	76	2,743	–	2,819
Loans not graded (2)	22,465	2,354	–	24,819	20,482	1,929	–	22,411
Default	–	–	1,071	1,071	–	–	1,117	1,117
Total	97,801	11,695	1,071	110,567	95,697	9,565	1,117	106,379
Allowance for credit losses	613	1,215	604	2,432	544	1,154	621	2,319
Carrying value	$97,188	$10,480	$467	$108,135	$95,153	$8,411	$496	$104,060

(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Credit cards	As at October 31, 2025				As at October 31, 2024
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Very low	$2,646	$2	$–	$2,648	$2,382	$3	$–	$2,385
Low	3,171	11	–	3,182	2,872	25	–	2,897
Medium	4,792	26	–	4,818	4,631	55	–	4,686
High	3,210	1,942	–	5,152	3,069	1,880	–	4,949
Very high	20	1,204	–	1,224	16	1,028	–	1,044
Loans not graded (1)	582	439	–	1,021	895	518	–	1,413
Default	–	–	–	–	–	–	–	–
Total	14,421	3,624	–	18,045	13,865	3,509	–	17,374
Allowance for credit losses	338	1,017	–	1,355	288	872	–	1,160
Carrying value	$14,083	$2,607	$–	$16,690	$13,577	$2,637	$–	$16,214

(1)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Undrawn loan commitments – Retail	As at October 31, 2025				As at October 31, 2024
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Very low	$126,681	$255	$–	$126,936	$115,396	$2	$–	$115,398
Low	22,102	71	–	22,173	17,947	26	–	17,973
Medium	9,569	13	–	9,582	8,128	22	–	8,150
High	4,047	631	–	4,678	3,490	505	–	3,995
Very high	14	351	–	365	10	305	–	315
Loans not graded (1)	9,039	2,049	–	11,088	12,634	2,749	–	15,383
Default	–	–	–	–	–	–	–	–
Carrying value	$171,452	$3,370	$–	$174,822	$157,605	$3,609	$–	$161,214

(1)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Total retail loans	As at October 31, 2025				As at October 31, 2024
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Very low	$380,241	$4,442	$–	$384,683	$359,808	$3,267	$–	$363,075
Low	130,103	5,653	–	135,756	119,849	3,688	–	123,537
Medium	43,117	8,735	–	51,852	45,017	2,187	–	47,204
High	20,590	14,239	–	34,829	19,655	12,508	–	32,163
Very high	117	7,376	–	7,493	115	6,890	–	7,005
Loans not graded (2)	49,023	6,015	–	55,038	52,625	6,810	–	59,435
Default	–	–	3,974	3,974	–	–	3,489	3,489
Total	623,191	46,460	3,974	673,625	597,069	35,350	3,489	635,908
Allowance for credit losses	1,147	2,656	1,444	5,247	997	2,424	1,266	4,687
Carrying value	$622,044	$43,804	$2,530	$668,378	$596,072	$32,926	$2,223	$631,221

(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Business and government loans	As at October 31, 2025				As at October 31, 2024
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment grade	$138,789	$1,482	$–	$140,271	$146,999	$1,829	$–	$148,828
Non-Investment grade	121,999	7,169	–	129,168	124,749	8,800	–	133,549
Watch list	7	4,468	–	4,475	10	4,819	–	4,829
Loans not graded (2)	2,485	36	–	2,521	2,190	25	–	2,215
Default	–	–	3,270	3,270	–	–	3,250	3,250
Total	263,280	13,155	3,270	279,705	273,948	15,473	3,250	292,671
Allowance for credit losses	713	606	897	2,216	586	475	788	1,849
Carrying value	$262,567	$12,549	$2,373	$277,489	$273,362	$14,998	$2,462	$290,822

(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Undrawn loan commitments – Business and government	As at October 31, 2025				As at October 31, 2024
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment grade	$242,637	$1,101	$–	$243,738	$243,635	$1,124	$–	$244,759
Non-investment grade	60,136	1,841	–	61,977	59,572	2,894	–	62,466
Watch list	–	1,007	–	1,007	–	1,142	–	1,142
Loans not graded (2)	4,593	1	–	4,594	3,921	–	–	3,921
Default	–	–	31	31	–	–	32	32
Total	307,366	3,950	31	311,347	307,128	5,160	32	312,320
Allowance for credit losses	141	34	–	175	153	33	–	186
Carrying value	$307,225	$3,916	$31	$311,172	$306,975	$5,127	$32	$312,134

(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Total non-retail loans	As at October 31, 2025				As at October 31, 2024
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment grade	$381,426	$2,583	$–	$384,009	$390,634	$2,953	$–	$393,587
Non-investment grade	182,135	9,010	–	191,145	184,321	11,694	–	196,015
Watch list	7	5,475	–	5,482	10	5,961	–	5,971
Loans not graded (2)	7,078	37	–	7,115	6,111	25	–	6,136
Default	–	–	3,301	3,301	–	–	3,282	3,282
Total	570,646	17,105	3,301	591,052	581,076	20,633	3,282	604,991
Allowance for credit losses	854	640	897	2,391	739	508	788	2,035
Carrying value	$569,792	$16,465	$2,404	$588,661	$580,337	$20,125	$2,494	$602,956

(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Schedule of Loans Past Due But Not Impaired
(g)	Loans past due but not impaired (1)
A loan is considered past due when a counterparty has not made a payment by the contractual due date. The following table presents the carrying value of loans that are contractually past due but not classified as impaired. In cases where borrowers have opted to participate in payment deferral programs, deferral of payments is not considered past due and such loans are not aged further during the deferral period.

	2025 (2)				2024 (2)
As at October 31 ($ millions)	31 - 60 days	61 - 90 days	91 days and greater (3)	Total	31 - 60 days	61 - 90 days	91 days and greater (3)	Total
Residential mortgages	$1,603	$767	$–	$2,370	$1,418	$718	$–	$2,136
Personal loans	691	353	–	1,044	647	343	–	990
Credit cards	289	189	430	908	242	172	398	812
Business and government	238	104	–	342	192	48	–	240
Total	$2,821	$1,413	$430	$4,664	$2,499	$1,281	$398	$4,178

(1)	Loans past due 30 days or less are not presented in this analysis as they are not administratively considered past due.
(2)
For loans where payment deferrals were granted, deferred payments are not considered past due and such loans are not aged further during the deferral period. Regular aging of the loans resumes, after the end of the deferral period.

(3)	All loans that are over 90 days past due are considered impaired with the exception of credit card receivables which are considered impaired when 180 days past due.

Summary of Purchased Credit Impaired Loans
(h)	Purchased credit-impaired loans
Certain financial assets including loans are credit-impaired on initial recognition either through acquisition or origination. The following table provides details of such assets:

As at October 31 ($ millions)	2025	2024
Unpaid principal balance (1)	$224	$243
Credit-related fair value adjustments	(24)	(29)
Carrying value	200	214
Stage 3 allowance	(1)	(1)
Carrying value net of related allowance	$199	$213

(1)	Represents principal amount owed net of write-offs.